Inventories	6 Months Ended
Jun. 30, 2011
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
Inventories
A summary of inventories follows:

	June 30, 2011	December 31, 2010
	(unaudited)
Raw materials and supplies	$2,950,401	$2,440,989
Work-in-process	467,401	245,955
Finished goods	642,674	524,185
Deferred production costs	117,218	—
Total	4,177,694	3,211,129
Allowance for obsolete inventory	(106,153)	(106,153)
Total inventory, net of allowance for obsolete inventory	$4,071,541	$3,104,976